TAXATION	12 Months Ended
Dec. 31, 2024
TAXATION
TAXATION

14.TAXATION

The Group is registered in the Cayman Islands and mainly operates in two taxable jurisdictions — the PRC and the U.S. The Group’s loss before income tax for the years ended December 31, 2022, 2023 and 2024, is as follows:

	Year ended December 31,
	2022	2023	2024
Loss from the PRC operations	(90,586)	(81,953)	(170,259)
Loss from non-PRC operations	(57,738)	(43,501)	(104,746)
Loss before income tax	(148,324)	(125,454)	(275,005)
Income tax (expenses) benefits applicable to the PRC operations	(125)	124	1
Income tax benefits (expenses) applicable to non-PRC operations	199	2	(2)
Total income tax benefits (expenses)	74	126	(1)

Cayman Island Tax

Under the current tax laws of the Cayman Islands, the Group is not subject to tax on its income or capital gains. In addition, payments of dividends and capital in respect of its shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of its shares, nor will gains derived from the disposal of its shares be subject to the Cayman Islands income or corporation tax.

U.S. Corporate Income Tax (“CIT”)

The Group’s subsidiary incorporated in the U.S. is subject to income tax in the U.S. at the rate of 21% for the years ended December 31, 2022, 2023 and 2024.

Hong Kong Tax

Under the current Hong Kong Inland Revenue Ordinance, from the year of assessment 2018/2019 onwards, the subsidiary in Hong Kong are subject to profit tax at the rate of 8.25% on assessable profits up to HK$2.0 million; and 16.5% on any part of assessable profits over HK$2.0 million. The payments of dividends by the Group to its shareholders are not subject to any Hong Kong withholding tax.

14.TAXATION (continued)

PRC CIT

The Group’s subsidiaries, the VIEs and the VIEs’ subsidiaries, which are entities incorporated in the PRC (the “PRC entities”) are subject to the PRC Enterprise Income Tax on the taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25%, except for High and New Technology Enterprises (“HNTE”), which are subject to a 15% tax rate. For Small Low-profit Enterprises, the portion of less than RMB1.0 million and the portion of more than RMB1.0 million but less than RMB3.0 million of the annual taxable income, will be included in the actual taxable income at 12.5% and 25%, respectively, based on which the enterprise income tax payable will be calculated at the reduced tax rate of 20% for the year ended December 31, 2022. Based on newly issued and effective relevant PRC income tax regulation in 2023, for Small Low-profit Enterprises, the portion of less than RMB3.0 million of the annual taxable income, will be included in the actual taxable income at 25%, based on which the enterprise income tax payable will be calculated at the reduced tax rate of 20% for the years ended December 31, 2023 and 2024.

Under preferential tax treatment, HNTEs can enjoy an income tax rate of 15%, but need to re-apply every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% CIT rate.

●	Beijing HX was qualified as HNTE in 2021, and is entitled to a preferential income tax rate at 15% for 2021, 2022 and 2023. Beijing HX renewed HNTE in 2024, and is entitled to a preferential income tax rate at 15% for 2024, 2025 and 2026.
●	Beijing ZX was qualified as HNTE in 2021, and is entitled to a preferential income tax rate at 15% for 2021, 2022 and 2023. Beijing ZX renewed HNTE in 2024, and is entitled to a preferential income tax rate at 15% for 2024, 2025 and 2026.
●	Beijing YX was qualified as HNTE in 2022, and is entitled to a preferential income tax rate at 15% for 2022, 2023 and 2024.
●	Guangzhou HX was qualified as HNTE in 2020, and is entitled to a preferential income tax rate of 15% for 2020, 2021 and 2022. Guangzhou HX renewed HNTE in 2023, and is entitled to a preferential income tax rate of 15% for 2023, 2024 and 2025.
●	Shenzhen YX was qualified as HNTE in 2022, and is entitled to a preferential income tax rate of 15% for 2022, 2023 and 2024.
●	Jiangsu RD was qualified as HNTE in 2021, and is entitled to a preferential income tax rate of 15% for 2021, 2022 and 2023. Jiangsu RD renewed HNTE in 2024, and is entitled to a preferential income tax rate at 15% for 2024, 2025 and 2026.
●	Shanghai YX was qualified as HNTE in 2023, and is entitled to a preferential income tax rate of 15% for 2023, 2024 and 2025.
●	Guangzhou ZX was qualified as HNTE in 2024, and is entitled to a preferential income tax rate of 15% for 2024, 2025 and 2026.

14.TAXATION (continued)

Composition of Income Tax Expenses

For the years ended December 31, 2022, 2023 and 2024, the Group’s income tax expenses are as follows:

	Year ended December 31,
	2022	2023	2024
Deferred tax (expenses) benefits applicable to the PRC operations	(120)	120	—
Deferred tax benefits applicable to non-PRC operations	596	—	—
Total deferred tax benefits	476	120	—
Current income tax (expenses) benefits applicable to the PRC operations	(5)	4	1
Current income tax (expenses) benefits applicable to non-PRC operations	(397)	2	(2)
Total current income tax (expenses) benefits	(402)	6	(1)
Total income tax benefits (expenses)	74	126	(1)

Reconciliation of the statutory tax rate to the effective tax rate

The following table sets forth reconciliation between the PRC statutory income tax rate and the effective tax rate:

	Year ended December 31,
	2022	2023	2024
Statutory CIT rate	25.0%	25.0%	25.0%
Effect on tax holiday and preferential tax treatment	(4.2)%	(3.8)%	(5.5)%
Effect of research and development super-deduction	11.8%	12.9%	5.8%
Other permanent adjustments	(7.0)%	(0.5)%	(5.1)%
Change in valuation allowance	(16.7)%	(32.2)%	(19.2)%
Tax rate difference from statutory rate in other jurisdictions	(8.9)%	(1.3)%	(1.0)%
Effective tax rate for the Group	0.0%	0.1%	0.0%

The combined effects of the income tax exemption and reduction available to the Group are as follows:

	Year ended December 31,
	2022	2023	2024
Tax holiday effect	6,250	4,772	15,182
Net loss per share effect-basic and diluted	0.07	0.05	0.13

14.TAXATION (continued)

Deferred tax assets and liabilities

The tax effects of significant items comprising the Group’s deferred taxes as of December 31, 2022, 2023 and 2024, are as follows:

	As of December 31,
	2022	2023	2024
Deferred tax assets:
Net operating loss carryforwards	74,857	106,134	137,800
R&D business tax credits	15,647	17,706	19,102
Share-based compensation	—	—	11,108
Depreciation of property, equipment and software	560	800	551
Deferred R&D expenses	282	5,927	10,532
Change in fair value of investment	—	993	—
Other current liabilities and others	1,599	1,275	1,577
Lease liabilities	202	571	356
Total deferred tax assets	93,147	133,406	181,026
Deferred tax liabilities:
Depreciation of property, equipment and software	(630)	(161)	—
Prepaid expenses	(601)	(222)	(229)
Right-of-use assets	(180)	(535)	(328)
Share-based compensation	(75)	(14)	—
Total deferred tax liabilities	(1,486)	(932)	(557)
Valuation allowance	(91,781)	(132,474)	(180,469)
Deferred tax liabilities, net	(120)	—	—

Deferred tax assets recognized for those tax credits are presented net of unrecognized tax benefits. Deferred tax liabilities, net were included in other non-current liabilities as of December 31, 2022 and the balance was nil and nil as of December 31, 2023 and 2024, respectively.

ASC Topic 740 Income Taxes requires that the tax benefits of net operating losses (“NOLs”), temporary differences, and credit carryforwards be recorded as an asset to the extent that management assesses that the asset is more likely than not realizable. Realization of the future tax benefits is dependent on the Group’s ability to generate sufficient taxable income within the carryforward period. The Group considered all positive and negative evidence on whether the Group would have future taxable income sufficient to realize the benefits of its deferred tax assets.

The Group determined the valuation allowance on an entity-by-entity basis. As of December 31, 2022, 2023 and 2024, $91.8 million, $132.5 million and $180.5 million of valuation allowances were provided primarily related to R&D business tax credits and NOLs, respectively. Based on the available objectively verifiable positive and negative evidence, the Group determined that it is more likely than not that these net deferred tax assets will not be realized in the future.

14.TAXATION (continued)

NOLs and tax credit carryforwards as of December 31, 2024, are as follows:

	As of December 31, 2024
	Amount	Expiration Years
NOLs, the PRC	760,691	2026 – 2035
Tax credits, U.S. federal	11,490	2039 – 2044
Tax credits, U.S. state	13,337	No expiration date

Utilization of NOLs and tax credits in U.S. may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended, and similar state provisions. The annual limitation may result in the expiration of NOLs and tax credits before utilization.

Unrecognized tax benefits

No liabilities related to uncertain tax positions are recorded in the consolidated financial statements. A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	Year ended December 31,
	2022	2023	2024
Balance at the beginning of the year	3,429	4,587	5,096
Additions based on tax positions related to the current year	1,158	668	544
Additions based on tax positions related to the prior year	—	—	220
Reductions for tax positions of prior years	—	(159)	(135)
Balance at the end of the year	4,587	5,096	5,725

Included in the balances of unrecognized tax benefits as of December 31, 2022, 2023 and 2024, are $4.6 million, $5.1 million and $5.7 million, respectively, of tax benefits that, if recognized, would result in adjustments to other tax accounts, primarily federal and California deferred tax assets. No income tax benefits would be realized due to the Group’s valuation allowance position. The Group did not identify significant unrecognized tax benefits for other areas for the years ended December 31, 2022, 2023 and 2024. The Group did not recognize any expenses for interest and penalties related to uncertain tax positions during the years ended December 31, 2022, 2023 and 2024, due to their immaterial impact on the respective consolidated financial statements. The Group does not expect its unrecognized tax benefits balance to change materially over the next 12 months.

In accordance with the PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for the PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation.

The Group’s U.S. subsidiary files income tax returns in the U.S. federal and various states. The Group’s U.S. subsidiary’s federal and state income tax returns are generally subject to tax examinations for the tax years ended December 31, 2020, through December 31, 2024 for Federal and December 31, 2018 through December 31, 2024 for states. There are currently no pending income tax examinations.

The Group may also be subject to the examination of the tax filings in other jurisdictions, which are not material to the consolidated financial statements. There were no ongoing examinations by tax authorities as of December 31, 2022, 2023 and 2024.

14.TAXATION (continued)

PRC Withholding income tax on dividends

The CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous CIT Law. The Cayman Islands, where the Group incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

To the extent that the subsidiaries and the VIEs and the VIEs’ subsidiaries of the Group have undistributed earnings, the Group will accrue appropriate expected tax associated with repatriation of such undistributed earnings. As of December 31, 2022, 2023 and 2024, the Group did not record any withholding tax on the retained earnings of its subsidiaries and the VIEs in the PRC as they were still in accumulated deficit position.